Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000219699
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware 30/70 Conservative Allocation ETF
Trading Symbol	EAOK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware 30/70 Conservative Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 30/70 Conservative Allocation ETF	$6Footnote Reference(a)	0.06%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 6	[1]
Expense Ratio, Percent	0.06%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 8.61%.

  For the same period, the Bloomberg U.S. Universal Index returned 3.02%, the MSCI All Country World Index (Net) returned 22.11% and the BlackRock ESG Aware Conservative Allocation Index returned 8.66%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. International developed stocks also contributed. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in Japan’s financials sector. In the fixed-income allocation, securitized bonds and Treasury securities positively contributed to the Fund’s return.

What detracted from performance?

There were no significant detractors from the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	BlackRock ESG Aware Conservative Allocation Index
Jun 20	$10,091	$10,039	$10,171	$10,092
Jul 20	$10,350	$10,216	$10,708	$10,351
Aug 20	$10,498	$10,157	$11,364	$10,500
Sep 20	$10,374	$10,139	$10,998	$10,375
Oct 20	$10,269	$10,102	$10,730	$10,269
Nov 20	$10,717	$10,234	$12,053	$10,722
Dec 20	$10,883	$10,269	$12,612	$10,889
Jan 21	$10,835	$10,205	$12,555	$10,842
Feb 21	$10,809	$10,073	$12,846	$10,816
Mar 21	$10,853	$9,956	$13,189	$10,861
Apr 21	$11,027	$10,040	$13,766	$11,033
May 21	$11,094	$10,078	$13,980	$11,103
Jun 21	$11,201	$10,151	$14,164	$11,212
Jul 21	$11,306	$10,253	$14,262	$11,316
Aug 21	$11,380	$10,247	$14,619	$11,390
Sep 21	$11,153	$10,159	$14,015	$11,163
Oct 21	$11,333	$10,151	$14,730	$11,347
Nov 21	$11,262	$10,163	$14,375	$11,275
Dec 21	$11,401	$10,156	$14,950	$11,414
Jan 22	$11,026	$9,934	$14,216	$11,040
Feb 22	$10,835	$9,798	$13,849	$10,849
Mar 22	$10,684	$9,535	$14,149	$10,698
Apr 22	$10,124	$9,180	$13,016	$10,136
May 22	$10,192	$9,230	$13,032	$10,206
Jun 22	$9,825	$9,046	$11,933	$9,837
Jul 22	$10,215	$9,273	$12,766	$10,228
Aug 22	$9,868	$9,032	$12,296	$9,881
Sep 22	$9,301	$8,643	$11,119	$9,313
Oct 22	$9,375	$8,548	$11,790	$9,388
Nov 22	$9,869	$8,867	$12,705	$9,884
Dec 22	$9,657	$8,837	$12,205	$9,671
Jan 23	$10,109	$9,111	$13,080	$10,124
Feb 23	$9,822	$8,887	$12,705	$9,836
Mar 23	$10,092	$9,095	$13,097	$10,106
Apr 23	$10,166	$9,151	$13,285	$10,180
May 23	$10,053	$9,056	$13,143	$10,068
Jun 23	$10,196	$9,042	$13,906	$10,211
Jul 23	$10,309	$9,051	$14,415	$10,326
Aug 23	$10,173	$8,996	$14,012	$10,189
Sep 23	$9,850	$8,782	$13,432	$9,864
Oct 23	$9,655	$8,650	$13,029	$9,670
Nov 23	$10,222	$9,039	$14,231	$10,238
Dec 23	$10,645	$9,382	$14,915	$10,663
Jan 24	$10,627	$9,360	$15,002	$10,645
Feb 24	$10,674	$9,247	$15,646	$10,692
Mar 24	$10,844	$9,338	$16,137	$10,864
Apr 24	$10,529	$9,120	$15,605	$10,548
May 24	$10,799	$9,271	$16,238	$10,819
Jun 24	$10,931	$9,356	$16,600	$10,952
Jul 24	$11,180	$9,568	$16,868	$11,202
Aug 24	$11,368	$9,709	$17,296	$11,391
Sep 24	$11,555	$9,842	$17,698	$11,579
Oct 24	$11,268	$9,619	$17,301	$11,292
Nov 24	$11,502	$9,720	$17,948	$11,528
Dec 24	$11,263	$9,573	$17,523	$11,288
Jan 25	$11,417	$9,631	$18,111	$11,442
Feb 25	$11,555	$9,830	$18,002	$11,582
Mar 25	$11,423	$9,828	$17,291	$11,449
Apr 25	$11,453	$9,863	$17,452	$11,480
May 25	$11,606	$9,813	$18,455	$11,634
Jun 25	$11,902	$9,965	$19,284	$11,931
Jul 25	$11,920	$9,951	$19,545	$11,950
Aug 25	$12,121	$10,071	$20,028	$12,152
Sep 25	$12,354	$10,177	$20,754	$12,387
Oct 25	$12,503	$10,245	$21,218	$12,537
Nov 25	$12,554	$10,306	$21,216	$12,589
Dec 25	$12,555	$10,299	$21,437	$12,590
Jan 26	$12,682	$10,315	$22,073	$12,718
Feb 26	$12,865	$10,472	$22,356	$12,902
Mar 26	$12,462	$10,284	$20,751	$12,497
Apr 26	$12,841	$10,316	$22,862	$12,878
May 26	$13,060	$10,352	$24,042	$13,098
Jun 26	$13,084	$10,379	$23,849	$13,124
Jul 26	$12,945	$10,252	$23,867	$12,985

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	8.61%	2.75%	4.30%
Bloomberg U.S. Universal Index...
	3.02	(0.00)	0.41
MSCI All Country World Index (Net)...
	22.11	10.85	15.24
BlackRock ESG Aware Conservative Allocation Index...
	8.66	2.79	4.35

Performance Inception Date	Jun. 12, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 8,380,432
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 4,725
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$8,380,432
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$4,725
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
68.4%
Domestic Equity...
21.4
International Equity...
10.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
68.4%
iShares ESG Aware MSCI USA ETF...
19.4
iShares ESG Aware MSCI EAFE ETF...
6.6
iShares ESG Aware MSCI EM ETF...
3.6
iShares ESG Aware MSCI USA Small-Cap ETF...
2.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000219700
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware 40/60 Moderate Allocation ETF
Trading Symbol	EAOM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware 40/60 Moderate Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 40/60 Moderate Allocation ETF	$5Footnote Reference(a)	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 5	[2]
Expense Ratio, Percent	0.05%	[2]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 10.60%.

  For the same period, the Bloomberg U.S. Universal Index returned 3.02%, the MSCI All Country World Index (Net) returned 22.11% and the BlackRock ESG Aware Moderate Allocation Index returned 10.64%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. International developed stocks also contributed. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in Japan’s financials sector. In the fixed-income allocation, securitized bonds and Treasury securities positively contributed to the Fund’s return.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index (Net)	BlackRock ESG Aware Moderate Allocation Index
Jun 20	$10,103	$10,039	$10,171	$10,105
Jul 20	$10,402	$10,216	$10,708	$10,406
Aug 20	$10,629	$10,157	$11,364	$10,630
Sep 20	$10,470	$10,139	$10,998	$10,471
Oct 20	$10,348	$10,102	$10,730	$10,349
Nov 20	$10,915	$10,234	$12,053	$10,920
Dec 20	$11,135	$10,269	$12,612	$11,143
Jan 21	$11,095	$10,205	$12,555	$11,105
Feb 21	$11,115	$10,073	$12,846	$11,124
Mar 21	$11,203	$9,956	$13,189	$11,213
Apr 21	$11,422	$10,040	$13,766	$11,434
May 21	$11,510	$10,078	$13,980	$11,521
Jun 21	$11,631	$10,151	$14,164	$11,641
Jul 21	$11,729	$10,253	$14,262	$11,742
Aug 21	$11,838	$10,247	$14,619	$11,850
Sep 21	$11,563	$10,159	$14,015	$11,578
Oct 21	$11,813	$10,151	$14,730	$11,828
Nov 21	$11,704	$10,163	$14,375	$11,719
Dec 21	$11,886	$10,156	$14,950	$11,905
Jan 22	$11,471	$9,934	$14,216	$11,487
Feb 22	$11,249	$9,798	$13,849	$11,265
Mar 22	$11,143	$9,535	$14,149	$11,159
Apr 22	$10,513	$9,180	$13,016	$10,526
May 22	$10,579	$9,230	$13,032	$10,592
Jun 22	$10,132	$9,046	$11,933	$10,142
Jul 22	$10,580	$9,273	$12,766	$10,593
Aug 22	$10,209	$9,032	$12,296	$10,221
Sep 22	$9,567	$8,643	$11,119	$9,577
Oct 22	$9,717	$8,548	$11,790	$9,728
Nov 22	$10,269	$8,867	$12,705	$10,283
Dec 22	$10,010	$8,837	$12,205	$10,022
Jan 23	$10,523	$9,111	$13,080	$10,536
Feb 23	$10,220	$8,887	$12,705	$10,231
Mar 23	$10,500	$9,095	$13,097	$10,513
Apr 23	$10,584	$9,151	$13,285	$10,597
May 23	$10,469	$9,056	$13,143	$10,482
Jun 23	$10,684	$9,042	$13,906	$10,698
Jul 23	$10,843	$9,051	$14,415	$10,857
Aug 23	$10,674	$8,996	$14,012	$10,688
Sep 23	$10,313	$8,782	$13,432	$10,326
Oct 23	$10,096	$8,650	$13,029	$10,108
Nov 23	$10,735	$9,039	$14,231	$10,749
Dec 23	$11,193	$9,382	$14,915	$11,210
Jan 24	$11,177	$9,360	$15,002	$11,194
Feb 24	$11,293	$9,247	$15,646	$11,311
Mar 24	$11,501	$9,338	$16,137	$11,520
Apr 24	$11,153	$9,120	$15,605	$11,171
May 24	$11,470	$9,271	$16,238	$11,490
Jun 24	$11,625	$9,356	$16,600	$11,646
Jul 24	$11,884	$9,568	$16,868	$11,906
Aug 24	$12,093	$9,709	$17,296	$12,117
Sep 24	$12,304	$9,842	$17,698	$12,329
Oct 24	$12,002	$9,619	$17,301	$12,026
Nov 24	$12,291	$9,720	$17,948	$12,317
Dec 24	$12,021	$9,573	$17,523	$12,046
Jan 25	$12,215	$9,631	$18,111	$12,241
Feb 25	$12,325	$9,830	$18,002	$12,352
Mar 25	$12,133	$9,828	$17,291	$12,159
Apr 25	$12,166	$9,863	$17,452	$12,193
May 25	$12,407	$9,813	$18,455	$12,435
Jun 25	$12,766	$9,965	$19,284	$12,796
Jul 25	$12,803	$9,951	$19,545	$12,833
Aug 25	$13,039	$10,071	$20,028	$13,070
Sep 25	$13,323	$10,177	$20,754	$13,356
Oct 25	$13,508	$10,245	$21,218	$13,542
Nov 25	$13,554	$10,306	$21,216	$13,589
Dec 25	$13,569	$10,299	$21,437	$13,604
Jan 26	$13,744	$10,315	$22,073	$13,781
Feb 26	$13,934	$10,472	$22,356	$13,971
Mar 26	$13,435	$10,284	$20,751	$13,471
Apr 26	$13,972	$10,316	$22,862	$14,010
May 26	$14,276	$10,352	$24,042	$14,315
Jun 26	$14,301	$10,379	$23,849	$14,341
Jul 26	$14,160	$10,252	$23,867	$14,199

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	10.60%	3.84%	5.83%
Bloomberg U.S. Universal Index...
	3.02	(0.00)	0.41
MSCI All Country World Index (Net)...
	22.11	10.85	15.24
BlackRock ESG Aware Moderate Allocation Index...
	10.64	3.87	5.88

Performance Inception Date	Jun. 12, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 9,269,482
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 3,749
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$9,269,482
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$3,749
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
58.2%
Domestic Equity...
28.3
International Equity...
13.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
58.2%
iShares ESG Aware MSCI USA ETF...
25.7
iShares ESG Aware MSCI EAFE ETF...
8.8
iShares ESG Aware MSCI EM ETF...
4.7
iShares ESG Aware MSCI USA Small-Cap ETF...
2.6
Footnote	Description
Footnote(a)	Excludes money market funds.

C000219701
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware 60/40 Balanced Allocation ETF
Trading Symbol	EAOR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware 60/40 Balanced Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 60/40 Balanced Allocation ETF	$4Footnote Reference(a)	0.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 4	[3]
Expense Ratio, Percent	0.03%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 14.58%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11%, the Bloomberg U.S. Universal Index returned 3.02% and the BlackRock ESG Aware Balanced Allocation Index returned 14.61% .

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. International developed stocks also contributed. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in Japan’s financials sector. In emerging markets, South Korea's information technology sector was another beneficiary of the AI boom, due to surging global demand for advanced memory chips, which lifted export volumes, pushed prices sharply higher, and drove record profits and market valuations for the country's leading chipmakers. In the fixed-income allocation, securitized bonds and Treasury securities modestly contributed to the Fund’s return.

What detracted from performance?

During the reporting period, there were no meaningful detractors from the Fund’s return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	BlackRock ESG Aware Balanced Allocation Index
Jun 20	$10,131	$10,171	$10,039	$10,131
Jul 20	$10,508	$10,708	$10,216	$10,512
Aug 20	$10,878	$11,364	$10,157	$10,884
Sep 20	$10,652	$10,998	$10,139	$10,656
Oct 20	$10,500	$10,730	$10,102	$10,504
Nov 20	$11,314	$12,053	$10,234	$11,320
Dec 20	$11,649	$12,612	$10,269	$11,659
Jan 21	$11,629	$12,555	$10,205	$11,639
Feb 21	$11,745	$12,846	$10,073	$11,753
Mar 21	$11,922	$13,189	$9,956	$11,932
Apr 21	$12,243	$13,766	$10,040	$12,254
May 21	$12,367	$13,980	$10,078	$12,380
Jun 21	$12,512	$14,164	$10,151	$12,525
Jul 21	$12,592	$14,262	$10,253	$12,617
Aug 21	$12,786	$14,619	$10,247	$12,801
Sep 21	$12,411	$14,015	$10,159	$12,428
Oct 21	$12,806	$14,730	$10,151	$12,825
Nov 21	$12,616	$14,375	$10,163	$12,634
Dec 21	$12,908	$14,950	$10,156	$12,926
Jan 22	$12,392	$14,216	$9,934	$12,410
Feb 22	$12,100	$13,849	$9,798	$12,119
Mar 22	$12,097	$14,149	$9,535	$12,116
Apr 22	$11,308	$13,016	$9,180	$11,325
May 22	$11,367	$13,032	$9,230	$11,385
Jun 22	$10,741	$11,933	$9,046	$10,754
Jul 22	$11,320	$12,766	$9,273	$11,335
Aug 22	$10,896	$12,296	$9,032	$10,911
Sep 22	$10,090	$11,119	$8,643	$10,102
Oct 22	$10,409	$11,790	$8,548	$10,423
Nov 22	$11,089	$12,705	$8,867	$11,105
Dec 22	$10,727	$12,205	$8,837	$10,741
Jan 23	$11,371	$13,080	$9,111	$11,386
Feb 23	$11,032	$12,705	$8,887	$11,045
Mar 23	$11,338	$13,097	$9,095	$11,352
Apr 23	$11,441	$13,285	$9,151	$11,456
May 23	$11,320	$13,143	$9,056	$11,335
Jun 23	$11,696	$13,906	$9,042	$11,713
Jul 23	$11,956	$14,415	$9,051	$11,974
Aug 23	$11,715	$14,012	$8,996	$11,732
Sep 23	$11,273	$13,432	$8,782	$11,288
Oct 23	$11,005	$13,029	$8,650	$11,019
Nov 23	$11,804	$14,231	$9,039	$11,821
Dec 23	$12,342	$14,915	$9,382	$12,361
Jan 24	$12,332	$15,002	$9,360	$12,351
Feb 24	$12,603	$15,646	$9,247	$12,623
Mar 24	$12,895	$16,137	$9,338	$12,916
Apr 24	$12,475	$15,605	$9,120	$12,495
May 24	$12,900	$16,238	$9,271	$12,922
Jun 24	$13,105	$16,600	$9,356	$13,129
Jul 24	$13,387	$16,868	$9,568	$13,411
Aug 24	$13,645	$17,296	$9,709	$13,671
Sep 24	$13,909	$17,698	$9,842	$13,935
Oct 24	$13,574	$17,301	$9,619	$13,600
Nov 24	$13,993	$17,948	$9,720	$14,021
Dec 24	$13,652	$17,523	$9,573	$13,678
Jan 25	$13,940	$18,111	$9,631	$13,967
Feb 25	$13,981	$18,002	$9,830	$14,009
Mar 25	$13,648	$17,291	$9,828	$13,675
Apr 25	$13,687	$17,452	$9,863	$13,713
May 25	$14,134	$18,455	$9,813	$14,162
Jun 25	$14,638	$19,284	$9,965	$14,668
Jul 25	$14,720	$19,545	$9,951	$14,751
Aug 25	$15,035	$20,028	$10,071	$15,067
Sep 25	$15,436	$20,754	$10,177	$15,470
Oct 25	$15,703	$21,218	$10,245	$15,737
Nov 25	$15,738	$21,216	$10,306	$15,772
Dec 25	$15,786	$21,437	$10,299	$15,822
Jan 26	$16,077	$22,073	$10,315	$16,113
Feb 26	$16,281	$22,356	$10,472	$16,317
Mar 26	$15,554	$20,751	$10,284	$15,588
Apr 26	$16,473	$22,862	$10,316	$16,510
May 26	$16,984	$24,042	$10,352	$17,023
Jun 26	$17,010	$23,849	$10,379	$17,049
Jul 26	$16,866	$23,867	$10,252	$16,905

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	14.58%	6.02%	8.89%
MSCI All Country World Index (Net)...
	22.11	10.85	15.24
Bloomberg U.S. Universal Index...
	3.02	(0.00)	0.41
BlackRock ESG Aware Balanced Allocation Index...
	14.61	6.03	8.94

Performance Inception Date	Jun. 12, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 32,640,910
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 9,525
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$32,640,910
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$9,525
Portfolio Turnover Rate...
8%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
41.8%
Domestic Fixed Income...
38.2
International Equity...
20.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware U.S. Aggregate Bond ETF...
38.2%
iShares ESG Aware MSCI USA ETF...
38.0
iShares ESG Aware MSCI EAFE ETF...
13.0
iShares ESG Aware MSCI EM ETF...
7.0
iShares ESG Aware MSCI USA Small-Cap ETF...
3.8
Footnote	Description
Footnote(a)	Excludes money market funds.

C000219702
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware 80/20 Aggressive Allocation ETF
Trading Symbol	EAOA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware 80/20 Aggressive Allocation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 80/20 Aggressive Allocation ETF	$2Footnote Reference(a)	0.02%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

Expenses Paid, Amount	$ 2	[4]
Expense Ratio, Percent	0.02%	[4]
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 18.56%.

  For the same period, the MSCI All Country World Index (Net) returned 22.11%, the Bloomberg U.S. Universal Index returned 3.02% and the BlackRock ESG Aware Aggressive Allocation Index returned 18.57%.

What contributed to performance?

U.S. equities were the largest contributor to the Fund’s return during the reporting period. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure, with high-performance chipmakers among the standout performers. Technology hardware, storage, and peripherals companies also advanced, supported by resilient consumer demand, improving pricing trends, and growing enterprise and hyperscale storage needs driven by AI-related data growth. International developed stocks also contributed. As the Bank of Japan exited its accommodative interest rate policy, multiple rate hikes lifted borrowing margins and boosted profitability for banking stocks in Japan’s financials sector. In emerging markets, South Korea's information technology sector was another beneficiary of the AI boom, due to surging global demand for advanced memory chips, which lifted export volumes, pushed prices sharply higher, and drove record profits and market valuations for the country's leading chipmakers.

What detracted from performance?

There were no material detractors from the Fund’s return during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: June 12, 2020 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	MSCI All Country World Index (Net)	Bloomberg U.S. Universal Index	BlackRock ESG Aware Aggressive Allocation Index
Jun 20	$10,154	$10,171	$10,039	$10,157
Jul 20	$10,610	$10,708	$10,216	$10,614
Aug 20	$11,122	$11,364	$10,157	$11,128
Sep 20	$10,828	$10,998	$10,139	$10,835
Oct 20	$10,648	$10,730	$10,102	$10,654
Nov 20	$11,718	$12,053	$10,234	$11,726
Dec 20	$12,174	$12,612	$10,269	$12,186
Jan 21	$12,174	$12,555	$10,205	$12,186
Feb 21	$12,390	$12,846	$10,073	$12,399
Mar 21	$12,662	$13,189	$9,956	$12,673
Apr 21	$13,088	$13,766	$10,040	$13,100
May 21	$13,256	$13,980	$10,078	$13,270
Jun 21	$13,425	$14,164	$10,151	$13,441
Jul 21	$13,509	$14,262	$10,253	$13,523
Aug 21	$13,778	$14,619	$10,247	$13,794
Sep 21	$13,287	$14,015	$10,159	$13,308
Oct 21	$13,848	$14,730	$10,151	$13,870
Nov 21	$13,566	$14,375	$10,163	$13,585
Dec 21	$13,974	$14,950	$10,156	$13,998
Jan 22	$13,349	$14,216	$9,934	$13,372
Feb 22	$12,981	$13,849	$9,798	$13,002
Mar 22	$13,099	$14,149	$9,535	$13,120
Apr 22	$12,132	$13,016	$9,180	$12,151
May 22	$12,184	$13,032	$9,230	$12,203
Jun 22	$11,354	$11,933	$9,046	$11,367
Jul 22	$12,081	$12,766	$9,273	$12,096
Aug 22	$11,600	$12,296	$9,032	$11,614
Sep 22	$10,608	$11,119	$8,643	$10,620
Oct 22	$11,124	$11,790	$8,548	$11,138
Nov 22	$11,944	$12,705	$8,867	$11,959
Dec 22	$11,467	$12,205	$8,837	$11,480
Jan 23	$12,255	$13,080	$9,111	$12,269
Feb 23	$11,878	$12,705	$8,887	$11,890
Mar 23	$12,210	$13,097	$9,095	$12,223
Apr 23	$12,337	$13,285	$9,151	$12,350
May 23	$12,210	$13,143	$9,056	$12,222
Jun 23	$12,771	$13,906	$9,042	$12,785
Jul 23	$13,147	$14,415	$9,051	$13,162
Aug 23	$12,824	$14,012	$8,996	$12,838
Sep 23	$12,291	$13,432	$8,782	$12,303
Oct 23	$11,966	$13,029	$8,650	$11,978
Nov 23	$12,946	$14,231	$9,039	$12,961
Dec 23	$13,572	$14,915	$9,382	$13,590
Jan 24	$13,568	$15,002	$9,360	$13,585
Feb 24	$14,021	$15,646	$9,247	$14,039
Mar 24	$14,410	$16,137	$9,338	$14,429
Apr 24	$13,907	$15,605	$9,120	$13,926
May 24	$14,461	$16,238	$9,271	$14,482
Jun 24	$14,726	$16,600	$9,356	$14,748
Jul 24	$15,031	$16,868	$9,568	$15,054
Aug 24	$15,345	$17,296	$9,709	$15,369
Sep 24	$15,670	$17,698	$9,842	$15,694
Oct 24	$15,301	$17,301	$9,619	$15,325
Nov 24	$15,876	$17,948	$9,720	$15,902
Dec 24	$15,452	$17,523	$9,573	$15,475
Jan 25	$15,854	$18,111	$9,631	$15,877
Feb 25	$15,807	$18,002	$9,830	$15,830
Mar 25	$15,301	$17,291	$9,828	$15,323
Apr 25	$15,344	$17,452	$9,863	$15,366
May 25	$16,041	$18,455	$9,813	$16,065
Jun 25	$16,717	$19,284	$9,965	$16,743
Jul 25	$16,855	$19,545	$9,951	$16,881
Aug 25	$17,262	$20,028	$10,071	$17,290
Sep 25	$17,803	$20,754	$10,177	$17,833
Oct 25	$18,166	$21,218	$10,245	$18,196
Nov 25	$18,184	$21,216	$10,306	$18,214
Dec 25	$18,277	$21,437	$10,299	$18,308
Jan 26	$18,714	$22,073	$10,315	$18,745
Feb 26	$18,930	$22,356	$10,472	$18,961
Mar 26	$17,922	$20,751	$10,284	$17,949
Apr 26	$19,323	$22,862	$10,316	$19,354
May 26	$20,100	$24,042	$10,352	$20,133
Jun 26	$20,126	$23,849	$10,379	$20,159
Jul 26	$19,983	$23,867	$10,252	$20,016

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	18.56%	8.15%	11.94%
MSCI All Country World Index (Net)...
	22.11	10.85	15.24
Bloomberg U.S. Universal Index...
	3.02	(0.00)	0.41
BlackRock ESG Aware Aggressive Allocation Index...
	18.57	8.16	11.98

Performance Inception Date	Jun. 12, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 36,943,955
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 6,340
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$36,943,955
Number of Portfolio Holdings...
6
Net Investment Advisory Fees...
$6,340
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset Class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
55.0%
International Equity...
26.2
Domestic Fixed Income...
18.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares ESG Aware MSCI USA ETF...
50.0%
iShares ESG Aware U.S. Aggregate Bond ETF...
18.8
iShares ESG Aware MSCI EAFE ETF...
17.0
iShares ESG Aware MSCI EM ETF...
9.2
iShares ESG Aware MSCI USA Small-Cap ETF...
5.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000171896
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Small-Cap Min Vol Factor ETF
Trading Symbol	SMMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Small-Cap Min Vol Factor ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 15.34%.

  For the same period, the MSCI USA Index returned 19.09% and the MSCI USA Small Cap Minimum Volatility Index returned 15.52%.

What contributed to performance?

During the reporting period, small-cap stocks in the healthcare sector were the largest contributors to the Fund’s return. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The resulting increase in merger and acquisition activity, robust clinical trials, and innovative developments supported investor sentiment across the biotechnology subsector. Property and casualty insurance companies in the financials sector also contributed, driven by strong premium growth, improving underwriting profitability, and lower catastrophe losses. In the real estate sector, healthcare real estate investment trusts benefited from improving senior housing fundamentals, higher occupancy, and limited new supply supporting growth in rental income.

What detracted from performance?

There were no material detractors to the Fund’s performance during the reporting period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: September 7, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	MSCI USA Index	MSCI USA Small Cap Minimum Volatility Index
Sep 16	$9,789	$9,933	$9,786
Oct 16	$9,594	$9,744	$9,585
Nov 16	$10,096	$10,096	$10,098
Dec 16	$10,409	$10,285	$10,418
Jan 17	$10,461	$10,498	$10,468
Feb 17	$10,702	$10,910	$10,713
Mar 17	$10,798	$10,926	$10,811
Apr 17	$11,004	$11,044	$11,020
May 17	$11,048	$11,195	$11,060
Jun 17	$11,158	$11,265	$11,174
Jul 17	$11,251	$11,494	$11,269
Aug 17	$11,251	$11,532	$11,271
Sep 17	$11,466	$11,767	$11,488
Oct 17	$11,600	$12,037	$11,622
Nov 17	$11,978	$12,403	$12,006
Dec 17	$11,860	$12,537	$11,889
Jan 18	$12,032	$13,257	$12,063
Feb 18	$11,591	$12,770	$11,622
Mar 18	$11,865	$12,459	$11,900
Apr 18	$11,996	$12,509	$12,036
May 18	$12,487	$12,814	$12,529
Jun 18	$12,771	$12,901	$12,818
Jul 18	$12,960	$13,364	$13,014
Aug 18	$13,544	$13,807	$13,602
Sep 18	$13,487	$13,870	$13,549
Oct 18	$12,728	$12,907	$12,783
Nov 18	$12,996	$13,158	$13,059
Dec 18	$12,036	$11,973	$12,095
Jan 19	$12,891	$12,958	$12,959
Feb 19	$13,323	$13,391	$13,395
Mar 19	$13,411	$13,639	$13,484
Apr 19	$13,731	$14,186	$13,809
May 19	$13,340	$13,289	$13,420
Jun 19	$13,931	$14,222	$14,017
Jul 19	$14,245	$14,442	$14,338
Aug 19	$14,236	$14,191	$14,335
Sep 19	$14,360	$14,443	$14,461
Oct 19	$14,511	$14,758	$14,612
Nov 19	$14,771	$15,313	$14,873
Dec 19	$14,984	$15,762	$15,088
Jan 20	$14,904	$15,792	$15,017
Feb 20	$13,633	$14,505	$13,736
Mar 20	$10,962	$12,665	$11,051
Apr 20	$11,908	$14,331	$11,997
May 20	$12,357	$15,076	$12,454
Jun 20	$12,317	$15,420	$12,418
Jul 20	$12,716	$16,336	$12,828
Aug 20	$13,035	$17,562	$13,154
Sep 20	$12,463	$16,907	$12,578
Oct 20	$12,583	$16,467	$12,699
Nov 20	$13,736	$18,372	$13,863
Dec 20	$14,527	$19,130	$14,660
Jan 21	$14,844	$18,953	$14,982
Feb 21	$15,381	$19,447	$15,525
Mar 21	$15,834	$20,179	$15,987
Apr 21	$16,393	$21,277	$16,555
May 21	$16,273	$21,380	$16,437
Jun 21	$16,387	$21,975	$16,550
Jul 21	$16,361	$22,494	$16,520
Aug 21	$16,663	$23,158	$16,839
Sep 21	$16,065	$22,065	$16,234
Oct 21	$16,485	$23,604	$16,657
Nov 21	$16,056	$23,366	$16,228
Dec 21	$16,956	$24,290	$17,142
Jan 22	$15,849	$22,914	$16,024
Feb 22	$15,724	$22,243	$15,899
Mar 22	$16,186	$23,025	$16,365
Apr 22	$15,376	$20,938	$15,545
May 22	$15,312	$20,892	$15,484
Jun 22	$14,891	$19,163	$15,061
Jul 22	$15,678	$20,950	$15,859
Aug 22	$15,120	$20,129	$15,291
Sep 22	$13,983	$18,262	$14,141
Oct 22	$15,191	$19,712	$15,365
Nov 22	$15,905	$20,785	$16,083
Dec 22	$15,280	$19,563	$15,461
Jan 23	$15,936	$20,850	$16,113
Feb 23	$15,766	$20,352	$15,951
Mar 23	$15,404	$21,075	$15,581
Apr 23	$15,324	$21,342	$15,498
May 23	$14,688	$21,481	$14,855
Jun 23	$15,263	$22,914	$15,434
Jul 23	$15,660	$23,702	$15,839
Aug 23	$15,289	$23,303	$15,463
Sep 23	$14,782	$22,210	$14,952
Oct 23	$14,521	$21,699	$14,689
Nov 23	$15,274	$23,745	$15,451
Dec 23	$16,039	$24,864	$16,227
Jan 24	$15,910	$25,251	$16,100
Feb 24	$16,413	$26,606	$16,610
Mar 24	$16,909	$27,452	$17,113
Apr 24	$16,292	$26,319	$16,493
May 24	$16,919	$27,576	$17,130
Jun 24	$16,877	$28,562	$17,088
Jul 24	$18,085	$28,921	$18,321
Aug 24	$18,356	$29,618	$18,596
Sep 24	$18,570	$30,256	$18,819
Oct 24	$18,588	$30,032	$18,842
Nov 24	$20,185	$31,912	$20,466
Dec 24	$18,983	$31,100	$19,248
Jan 25	$19,337	$32,047	$19,607
Feb 25	$19,232	$31,542	$19,496
Mar 25	$19,076	$29,696	$19,342
Apr 25	$18,942	$29,544	$19,214
May 25	$19,319	$31,451	$19,595
Jun 25	$19,406	$33,069	$19,686
Jul 25	$19,162	$33,826	$19,438
Aug 25	$19,934	$34,490	$20,217
Sep 25	$20,005	$35,756	$20,292
Oct 25	$19,489	$36,605	$19,771
Nov 25	$20,207	$36,616	$20,504
Dec 25	$20,201	$36,620	$20,502
Jan 26	$20,586	$37,093	$20,890
Feb 26	$21,488	$36,767	$21,809
Mar 26	$20,454	$34,965	$20,763
Apr 26	$21,103	$38,635	$21,423
May 26	$20,766	$40,670	$21,085
Jun 26	$21,667	$40,307	$22,005
Jul 26	$22,102	$40,284	$22,453

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	15.34%	6.20%	8.34%
MSCI USA Index...
	19.09	12.36	15.12
MSCI USA Small Cap Minimum Volatility Index...
	15.52	6.33	8.52

Performance Inception Date	Sep. 07, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 288,961,786
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 591,152
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$288,961,786
Number of Portfolio Holdings...
363
Net Investment Advisory Fees...
$591,152
Portfolio Turnover Rate...
49%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Health Care...
17.5%
Industrials...
14.0
Information Technology...
12.5
Real Estate...
11.3
Financials...
10.6
Consumer Staples...
8.1
Utilities...
7.5
Energy...
6.0
Consumer Discretionary...
5.7
Communication Services...
5.2
Materials...
1.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Omega Healthcare Investors, Inc...
1.5%
Pinnacle West Capital Corp...
1.4
Agree Realty Corp...
1.4
New York Times Co. (The), Class A...
1.3
RenaissanceRe Holdings Ltd...
1.3
Hanover Insurance Group, Inc. (The)...
1.2
IDACORP, Inc...
1.2
CareTrust REIT, Inc...
1.2
OGE Energy Corp...
1.1
Service Corp. International...
1.1
Footnote	Description
Footnote(a)	Excludes money market funds.

C000153271
Shareholder Report [Line Items]
Fund Name	iShares U.S. Equity Factor ETF
Trading Symbol	LRGF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Equity Factor ETF	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 17.38%.

  For the same period, the S&P Total Market Index returned 19.67% and the STOXX U.S. Equity Factor Index (Spliced) returned 17.53%.

What contributed to performance?

Information technology stocks were the largest contributor to the Fund’s return during the reporting period. In the technology, hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services. Additionally, technology hardware and data storage companies advanced on improving pricing trends and increased demand for enterprise and hyperscale storage solutions driven by artificial intelligence (“AI”)-related data growth. Semiconductors and semiconductor equipment stocks were supported by robust demand for AI, cloud computing, and data center infrastructure. Makers of high-performance AI chips were standout performers, as their products have become essential infrastructure for cloud providers and businesses adopting AI at scale. In the healthcare sector, pharmaceuticals stocks gained amid strong demand for GLP-1 therapies targeting obesity and diabetes, alongside continued innovation in oncology and immunology.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index	STOXX U.S. Equity Factor Index (Spliced)
Aug 16	$10,060	$10,027	$10,061
Sep 16	$10,103	$10,045	$10,108
Oct 16	$9,919	$9,825	$9,923
Nov 16	$10,529	$10,261	$10,535
Dec 16	$10,756	$10,461	$10,759
Jan 17	$10,977	$10,664	$10,984
Feb 17	$11,372	$11,058	$11,380
Mar 17	$11,301	$11,067	$11,313
Apr 17	$11,390	$11,182	$11,400
May 17	$11,596	$11,296	$11,607
Jun 17	$11,661	$11,399	$11,677
Jul 17	$11,876	$11,615	$11,895
Aug 17	$11,860	$11,636	$11,876
Sep 17	$12,224	$11,920	$12,245
Oct 17	$12,579	$12,179	$12,602
Nov 17	$13,056	$12,548	$13,081
Dec 17	$13,042	$12,675	$13,073
Jan 18	$13,575	$13,347	$13,608
Feb 18	$13,062	$12,853	$13,096
Mar 18	$12,973	$12,598	$13,011
Apr 18	$13,030	$12,643	$13,065
May 18	$13,298	$13,000	$13,336
Jun 18	$13,208	$13,086	$13,250
Jul 18	$13,642	$13,524	$13,684
Aug 18	$14,043	$13,994	$14,092
Sep 18	$13,948	$14,016	$14,000
Oct 18	$12,907	$12,978	$12,956
Nov 18	$13,015	$13,238	$13,065
Dec 18	$11,765	$12,003	$11,809
Jan 19	$12,805	$13,037	$12,858
Feb 19	$13,160	$13,495	$13,216
Mar 19	$13,162	$13,689	$13,222
Apr 19	$13,570	$14,234	$13,634
May 19	$12,539	$13,315	$12,599
Jun 19	$13,537	$14,248	$13,611
Jul 19	$13,695	$14,457	$13,772
Aug 19	$13,337	$14,166	$13,413
Sep 19	$13,684	$14,410	$13,765
Oct 19	$14,057	$14,716	$14,142
Nov 19	$14,545	$15,273	$14,635
Dec 19	$14,850	$15,712	$14,947
Jan 20	$14,669	$15,693	$14,767
Feb 20	$13,467	$14,408	$13,560
Mar 20	$11,460	$12,419	$11,539
Apr 20	$12,799	$14,066	$12,887
May 20	$13,479	$14,821	$13,575
Jun 20	$13,530	$15,162	$13,627
Jul 20	$14,174	$16,019	$14,278
Aug 20	$14,874	$17,170	$14,985
Sep 20	$14,504	$16,538	$14,614
Oct 20	$14,351	$16,186	$14,462
Nov 20	$15,811	$18,164	$15,934
Dec 20	$16,521	$18,979	$16,654
Jan 21	$16,557	$18,918	$16,695
Feb 21	$16,986	$19,524	$17,131
Mar 21	$17,833	$20,203	$17,988
Apr 21	$18,496	$21,241	$18,659
May 21	$18,694	$21,337	$18,866
Jun 21	$18,853	$21,878	$19,031
Jul 21	$19,209	$22,254	$19,395
Aug 21	$19,733	$22,891	$19,927
Sep 21	$18,600	$21,852	$18,782
Oct 21	$19,721	$23,319	$19,916
Nov 21	$19,404	$22,976	$19,600
Dec 21	$20,628	$23,849	$20,840
Jan 22	$19,413	$22,417	$19,618
Feb 22	$19,094	$21,853	$19,297
Mar 22	$19,770	$22,561	$19,983
Apr 22	$18,387	$20,526	$18,586
May 22	$18,458	$20,485	$18,660
Jun 22	$16,920	$18,763	$17,100
Jul 22	$18,521	$20,522	$18,720
Aug 22	$17,851	$19,747	$18,043
Sep 22	$16,254	$17,906	$16,430
Oct 22	$17,626	$19,368	$17,818
Nov 22	$18,623	$20,390	$18,826
Dec 22	$17,580	$19,191	$17,773
Jan 23	$18,706	$20,530	$18,912
Feb 23	$18,318	$20,054	$18,519
Mar 23	$18,770	$20,582	$18,977
Apr 23	$18,914	$20,788	$19,123
May 23	$18,957	$20,878	$19,169
Jun 23	$20,262	$22,309	$20,489
Jul 23	$20,946	$23,113	$21,182
Aug 23	$20,626	$22,660	$20,862
Sep 23	$19,769	$21,575	$19,997
Oct 23	$19,279	$20,994	$19,503
Nov 23	$21,012	$22,964	$21,258
Dec 23	$22,113	$24,193	$22,374
Jan 24	$22,527	$24,460	$22,794
Feb 24	$23,854	$25,789	$24,139
Mar 24	$24,770	$26,623	$25,068
Apr 24	$23,670	$25,449	$23,956
May 24	$24,930	$26,657	$25,235
Jun 24	$25,686	$27,485	$26,001
Jul 24	$26,054	$27,990	$26,376
Aug 24	$26,633	$28,590	$26,965
Sep 24	$27,216	$29,178	$27,558
Oct 24	$27,042	$28,970	$27,385
Nov 24	$28,941	$30,900	$29,310
Dec 24	$28,018	$29,968	$28,376
Jan 25	$28,993	$30,887	$29,367
Feb 25	$28,710	$30,304	$29,082
Mar 25	$26,931	$28,509	$27,280
Apr 25	$26,871	$28,313	$27,220
May 25	$28,525	$30,127	$28,894
Jun 25	$29,945	$31,670	$30,338
Jul 25	$30,607	$32,393	$31,008
Aug 25	$31,208	$33,129	$31,621
Sep 25	$32,367	$34,273	$32,801
Oct 25	$32,834	$35,026	$33,278
Nov 25	$32,616	$35,081	$33,054
Dec 25	$32,631	$35,079	$33,075
Jan 26	$32,741	$35,626	$33,200
Feb 26	$32,498	$35,431	$32,948
Mar 26	$31,115	$33,682	$31,549
Apr 26	$33,908	$37,194	$34,383
May 26	$36,046	$39,117	$36,552
Jun 26	$35,744	$38,976	$36,247
Jul 26	$35,926	$38,766	$36,444

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	17.38%	13.34%	13.64%
S&P Total Market Index...
	19.67	11.74	14.51
STOXX U.S. Equity Factor Index (Spliced)...
	17.53	13.45	13.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 3,584,565,029
Holdings Count | Holding	297
Advisory Fees Paid, Amount	$ 2,481,304
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$3,584,565,029
Number of Portfolio Holdings...
297
Net Investment Advisory Fees...
$2,481,304
Portfolio Turnover Rate...
21%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
35.3%
Financials...
12.4
Consumer Discretionary...
10.7
Communication Services...
9.9
Health Care...
9.7
Industrials...
8.8
Consumer Staples...
4.9
Energy...
3.5
Utilities...
2.0
Materials...
1.6
Real Estate...
1.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.1%
Apple, Inc...
6.5
Microsoft Corp...
4.9
Alphabet, Inc., Class C, NVS...
4.3
Amazon.com, Inc...
3.4
Broadcom, Inc...
3.0
Meta Platforms, Inc., Class A...
1.7
JPMorgan Chase & Co...
1.6
Visa, Inc., Class A...
1.3
Micron Technology, Inc...
1.2
Footnote	Description
Footnote(a)	Excludes money market funds.

C000153272
Shareholder Report [Line Items]
Fund Name	iShares U.S. Small-Cap Equity Factor ETF
Trading Symbol	SMLF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Small-Cap Equity Factor ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Small-Cap Equity Factor ETF	$17	0.15%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 25.83%.

  For the same period, the S&P Total Market Index returned 19.67% and the STOXX U.S. Small-Cap Equity Factor Index (Spliced) returned 25.93%.

What contributed to performance?

During the reporting period, small-cap stocks in the healthcare sector were the largest contributors to the Fund’s return. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The resulting increase in merger and acquisition activity, as well as robust clinical trials and innovative developments, supported investor sentiment across the biotechnology subsector. Across the information technology sector, demand for artificial intelligence (“AI”) data center infrastructure, continued investment in digital infrastructure, and growing adoption of AI applications supported stocks across the sector. Stocks in the industrials sector also benefited from strong demand for data center capacity, which supported investment in power infrastructure, electrical equipment, and related construction and engineering projects.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: August 1, 2016 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	S&P Total Market Index	STOXX U.S. Small-Cap Equity Factor Index (Spliced)
Aug 16	$10,064	$10,027	$10,069
Sep 16	$10,145	$10,045	$10,152
Oct 16	$9,854	$9,825	$9,858
Nov 16	$10,940	$10,261	$10,954
Dec 16	$11,358	$10,461	$11,394
Jan 17	$11,329	$10,664	$11,371
Feb 17	$11,419	$11,058	$11,470
Mar 17	$11,423	$11,067	$11,471
Apr 17	$11,586	$11,182	$11,639
May 17	$11,307	$11,296	$11,361
Jun 17	$11,631	$11,399	$11,682
Jul 17	$11,757	$11,615	$11,825
Aug 17	$11,577	$11,636	$11,649
Sep 17	$12,285	$11,920	$12,363
Oct 17	$12,527	$12,179	$12,607
Nov 17	$12,881	$12,548	$12,969
Dec 17	$12,728	$12,675	$12,820
Jan 18	$13,110	$13,347	$13,204
Feb 18	$12,531	$12,853	$12,617
Mar 18	$12,704	$12,598	$12,789
Apr 18	$12,629	$12,643	$12,716
May 18	$13,534	$13,000	$13,624
Jun 18	$13,601	$13,086	$13,695
Jul 18	$13,959	$13,524	$14,067
Aug 18	$14,582	$13,994	$14,707
Sep 18	$14,171	$14,016	$14,297
Oct 18	$12,917	$12,978	$13,033
Nov 18	$13,136	$13,238	$13,259
Dec 18	$11,688	$12,003	$11,794
Jan 19	$12,927	$13,037	$13,049
Feb 19	$13,499	$13,495	$13,630
Mar 19	$13,132	$13,689	$13,264
Apr 19	$13,624	$14,234	$13,764
May 19	$12,434	$13,315	$12,564
Jun 19	$13,237	$14,248	$13,380
Jul 19	$13,477	$14,457	$13,628
Aug 19	$12,862	$14,166	$13,007
Sep 19	$13,157	$14,410	$13,307
Oct 19	$13,503	$14,716	$13,661
Nov 19	$14,005	$15,273	$14,175
Dec 19	$14,240	$15,712	$14,414
Jan 20	$13,845	$15,693	$14,021
Feb 20	$12,451	$14,408	$12,618
Mar 20	$9,900	$12,419	$10,029
Apr 20	$11,116	$14,066	$11,263
May 20	$11,712	$14,821	$11,871
Jun 20	$11,917	$15,162	$12,093
Jul 20	$12,481	$16,019	$12,669
Aug 20	$12,815	$17,170	$13,011
Sep 20	$12,468	$16,538	$12,664
Oct 20	$12,726	$16,186	$12,930
Nov 20	$14,402	$18,164	$14,634
Dec 20	$15,413	$18,979	$15,666
Jan 21	$15,950	$18,918	$16,218
Feb 21	$16,890	$19,524	$17,179
Mar 21	$17,702	$20,203	$18,010
Apr 21	$18,138	$21,241	$18,459
May 21	$18,317	$21,337	$18,649
Jun 21	$18,538	$21,878	$18,879
Jul 21	$18,487	$22,254	$18,832
Aug 21	$18,927	$22,891	$19,286
Sep 21	$18,212	$21,852	$18,562
Oct 21	$19,111	$23,319	$19,482
Nov 21	$18,649	$22,976	$19,018
Dec 21	$19,506	$23,849	$19,896
Jan 22	$18,193	$22,417	$18,565
Feb 22	$18,484	$21,853	$18,866
Mar 22	$18,642	$22,561	$19,032
Apr 22	$17,377	$20,526	$17,745
May 22	$17,941	$20,485	$18,327
Jun 22	$16,065	$18,763	$16,414
Jul 22	$17,706	$20,522	$18,093
Aug 22	$17,096	$19,747	$17,471
Sep 22	$15,381	$17,906	$15,724
Oct 22	$17,350	$19,368	$17,743
Nov 22	$18,272	$20,390	$18,692
Dec 22	$17,164	$19,191	$17,562
Jan 23	$18,787	$20,530	$19,225
Feb 23	$18,527	$20,054	$18,964
Mar 23	$17,759	$20,582	$18,184
Apr 23	$17,479	$20,788	$17,898
May 23	$17,122	$20,878	$17,529
Jun 23	$18,677	$22,309	$19,121
Jul 23	$19,695	$23,113	$20,164
Aug 23	$19,050	$22,660	$19,505
Sep 23	$18,088	$21,575	$18,522
Oct 23	$16,981	$20,994	$17,391
Nov 23	$18,489	$22,964	$18,934
Dec 23	$20,544	$24,193	$21,040
Jan 24	$20,163	$24,460	$20,653
Feb 24	$21,395	$25,789	$21,920
Mar 24	$22,322	$26,623	$22,851
Apr 24	$20,905	$25,449	$21,404
May 24	$21,884	$26,657	$22,410
Jun 24	$21,507	$27,485	$22,025
Jul 24	$23,080	$27,990	$23,640
Aug 24	$22,953	$28,590	$23,513
Sep 24	$23,443	$29,178	$24,019
Oct 24	$23,259	$28,970	$23,834
Nov 24	$25,968	$30,900	$26,615
Dec 24	$23,957	$29,968	$24,557
Jan 25	$24,951	$30,887	$25,578
Feb 25	$23,600	$30,304	$24,195
Mar 25	$22,120	$28,509	$22,681
Apr 25	$21,732	$28,313	$22,285
May 25	$23,145	$30,127	$23,738
Jun 25	$24,220	$31,670	$24,844
Jul 25	$24,703	$32,393	$25,342
Aug 25	$26,031	$33,129	$26,702
Sep 25	$26,582	$34,273	$27,270
Oct 25	$26,572	$35,026	$27,264
Nov 25	$26,923	$35,081	$27,627
Dec 25	$26,845	$35,079	$27,550
Jan 26	$27,921	$35,626	$28,658
Feb 26	$28,383	$35,431	$29,131
Mar 26	$27,150	$33,682	$27,870
Apr 26	$29,603	$37,194	$30,391
May 26	$30,833	$39,117	$31,657
Jun 26	$32,136	$38,976	$33,000
Jul 26	$31,083	$38,766	$31,913

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	25.83%	10.95%	12.01%
S&P Total Market Index...
	19.67	11.74	14.51
STOXX U.S. Small-Cap Equity Factor Index (Spliced)...
	25.93	11.13	12.30

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 4,097,443,132
Holdings Count | Holding	934
Advisory Fees Paid, Amount	$ 4,658,014
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,097,443,132
Number of Portfolio Holdings...
934
Net Investment Advisory Fees...
$4,658,014
Portfolio Turnover Rate...
27%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
19.8%
Information Technology...
16.3
Financials...
16.2
Health Care...
14.2
Consumer Discretionary...
11.6
Real Estate...
5.3
Energy...
4.3
Materials...
3.9
Communication Services...
3.2
Consumer Staples...
3.0
Utilities...
2.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
EMCOR Group, Inc...
1.0%
Interactive Brokers Group, Inc., Class A...
0.8
nVent Electric plc...
0.8
Flex Ltd...
0.8
Jabil, Inc...
0.8
Astera Labs, Inc...
0.7
Tapestry, Inc...
0.7
Natera, Inc...
0.6
Williams-Sonoma, Inc...
0.6
Mueller Industries, Inc...
0.6
Footnote	Description
Footnote(a)	Excludes money market funds.

C000216288
Shareholder Report [Line Items]
Fund Name	iShares U.S. Tech Breakthrough Multisector ETF
Trading Symbol	TECB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Tech Breakthrough Multisector ETF	$33	0.30%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended July 31, 2026, the Fund returned 21.62%.

  For the same period, the ICE U.S. 3000 Index returned 20.03% and the NYSE FactSet U.S. Tech Breakthrough Index returned 21.96%.

What contributed to performance?

During the reporting period, the information technology sector was the leading contributor to the Fund’s return. Semiconductors and semiconductor equipment stocks benefited from robust demand for artificial intelligence (“AI”), cloud computing, and data center infrastructure. In the technology, hardware, storage, and peripherals subsector, companies benefited from resilient consumer demand and continued growth in services. Additionally, technology hardware and data storage companies advanced on improving pricing trends and increased demand for enterprise and hyperscale storage solutions driven by AI-related data growth. Companies in the healthcare sector also contributed. As large pharmaceutical firms faced upcoming patent expirations on key drugs, many pursued acquisitions of emerging biotechnology companies to strengthen their development pipelines. The resulting increase in merger and acquisition activity, as well as robust clinical trials and innovative developments, supported investor sentiment across both the biotechnology and pharmaceuticals subsectors.

What detracted from performance?

During the reporting period, software and services stocks detracted from the Fund’s return amid investor concerns that AI tools could disrupt the revenue models of traditional software businesses.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: January 8, 2020 through July 31, 2026

Initial Investment of $10,000

Table Summary
	Fund	ICE U.S. 3000 Index	NYSE FactSet U.S. Tech Breakthrough Index
Jan 20	$10,087	$9,921	$10,089
Feb 20	$9,683	$9,106	$9,689
Mar 20	$8,984	$7,851	$8,989
Apr 20	$10,305	$8,892	$10,317
May 20	$11,132	$9,369	$11,146
Jun 20	$11,626	$9,593	$11,645
Jul 20	$12,273	$10,135	$12,299
Aug 20	$13,396	$10,869	$13,427
Sep 20	$12,815	$10,472	$12,848
Oct 20	$12,275	$10,248	$12,310
Nov 20	$13,575	$11,496	$13,619
Dec 20	$14,083	$12,018	$14,131
Jan 21	$14,147	$11,971	$14,197
Feb 21	$14,292	$12,347	$14,346
Mar 21	$14,184	$12,781	$14,241
Apr 21	$15,043	$13,444	$15,110
May 21	$14,907	$13,500	$14,974
Jun 21	$16,081	$13,849	$16,159
Jul 21	$16,535	$14,093	$16,622
Aug 21	$17,394	$14,495	$17,490
Sep 21	$16,507	$13,846	$16,603
Oct 21	$17,279	$14,774	$17,381
Nov 21	$17,179	$14,557	$17,291
Dec 21	$16,844	$15,121	$16,956
Jan 22	$15,118	$14,213	$15,222
Feb 22	$14,396	$13,856	$14,496
Mar 22	$14,675	$14,305	$14,781
Apr 22	$12,671	$13,009	$12,765
May 22	$12,401	$12,977	$12,495
Jun 22	$11,343	$11,893	$11,432
Jul 22	$12,449	$13,009	$12,550
Aug 22	$11,820	$12,530	$11,919
Sep 22	$10,545	$11,361	$10,634
Oct 22	$11,359	$12,293	$11,458
Nov 22	$11,935	$12,921	$12,044
Dec 22	$11,061	$12,162	$11,165
Jan 23	$12,440	$13,004	$12,560
Feb 23	$12,263	$12,696	$12,383
Mar 23	$13,457	$13,033	$13,593
Apr 23	$13,272	$13,165	$13,409
May 23	$14,518	$13,221	$14,672
Jun 23	$15,349	$14,125	$15,516
Jul 23	$15,970	$14,633	$16,147
Aug 23	$15,730	$14,345	$15,909
Sep 23	$14,831	$13,660	$15,003
Oct 23	$14,436	$13,299	$14,607
Nov 23	$16,440	$14,544	$16,577
Dec 23	$17,411	$15,319	$17,562
Jan 24	$18,208	$15,484	$18,371
Feb 24	$19,227	$16,312	$19,404
Mar 24	$19,442	$16,838	$19,625
Apr 24	$18,262	$16,102	$18,438
May 24	$19,232	$16,866	$19,423
Jun 24	$20,442	$17,401	$20,652
Jul 24	$19,936	$17,721	$20,143
Aug 24	$20,465	$18,097	$20,682
Sep 24	$20,867	$18,467	$21,093
Oct 24	$20,925	$18,323	$21,157
Nov 24	$22,352	$19,536	$22,606
Dec 24	$21,669	$18,946	$21,921
Jan 25	$22,448	$19,540	$22,715
Feb 25	$21,745	$19,159	$22,008
Mar 25	$19,956	$18,032	$20,202
Apr 25	$20,549	$17,907	$20,808
May 25	$21,880	$19,050	$22,162
Jun 25	$23,383	$20,025	$23,690
Jul 25	$23,566	$20,482	$23,881
Aug 25	$23,753	$20,951	$24,073
Sep 25	$24,642	$21,678	$24,980
Oct 25	$25,948	$22,163	$26,311
Nov 25	$25,048	$22,225	$25,404
Dec 25	$24,890	$22,212	$25,250
Jan 26	$24,466	$22,573	$24,826
Feb 26	$23,446	$22,449	$23,795
Mar 26	$22,699	$21,342	$23,042
Apr 26	$26,050	$23,559	$26,451
May 26	$30,003	$24,783	$30,476
Jun 26	$29,385	$24,694	$29,855
Jul 26	$28,659	$24,585	$29,126

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Table Summary
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	21.62%	11.63%	17.40%
ICE U.S. 3000 Index...
	20.03	11.77	14.69
NYSE FactSet U.S. Tech Breakthrough Index...
	21.96	11.87	17.70

Performance Inception Date	Jan. 08, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 462,220,916
Holdings Count | Holding	176
Advisory Fees Paid, Amount	$ 1,339,264
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$462,220,916
Number of Portfolio Holdings...
176
Net Investment Advisory Fees...
$1,339,264
Portfolio Turnover Rate...
15%

Holdings [Text Block]

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
56.2%
Health Care...
12.5
Communication Services...
11.6
Financials...
10.1
Consumer Discretionary...
5.9
Real Estate...
1.7
Industrials...
1.3
Energy...
0.7
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Palo Alto Networks, Inc...
4.6%
Microsoft Corp...
4.5
Amazon.com, Inc...
4.4
Merck & Co., Inc...
4.3
Visa, Inc., Class A...
4.3
Advanced Micro Devices, Inc...
4.1
Apple, Inc...
4.0
NVIDIA Corp...
3.9
Alphabet, Inc., Class A...
3.9
Meta Platforms, Inc., Class A...
3.8
Footnote	Description
Footnote(a)	Excludes money market funds.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.